Short Terms Loans (Details) - Schedule of short terms loans - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of short terms loans [Abstract]
Loans to related parties	$ 7,423	$ 7,527	$ 7,272
Other loans	403,119	498,842	474,129
Total	$ 410,542	$ 506,369	$ 481,401